Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 21.7%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$3,093	$ 3,266,119
Avant Loans Funding Trust, Series 2019-B, Class A, 2.72%, 10/15/26(1)	8,852	8,885,882
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	5,446	5,533,614
Chesapeake Funding II, LLC:
Series 2017-3A, Class A1, 1.91%, 8/15/29(1)	393	393,825
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	3,323	3,342,700
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	23,034	22,514,679
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	257	258,180
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	374	376,274
Series 2019-B, Class A, 2.66%, 6/17/24(1)	1,516	1,517,144
Series 2019-B, Class B, 3.62%, 6/17/24(1)	5,680	5,699,989
Series 2020-A, Class A, 1.71%, 6/16/25(1)	2,584	2,587,128
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3, Class B, 4.32%, 1/15/26(1)	5,995	6,076,307
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	624	628,279
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	3,661	3,682,917
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	1,945	1,959,332
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Class C, 3.48%, 10/15/26(1)	4,191	4,227,207
Series 2018-1A, Class B, 3.60%, 4/15/27(1)	2,295	2,312,951
DB Master Finance, LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	7,041	7,236,778
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,631	6,000,597
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	1,485	1,565,169
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	3,860	4,011,335
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,225	3,299,994
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	14,079	14,131,304
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,870	5,017,608
Helios Issuer, LLC:
Series 2017-1A, Class A, 4.94%, 9/20/49(1)	1,690	1,770,326
Series 2020-AA, Class A, 2.98%, 6/20/47(1)	1,383	1,444,747
Hertz Fleet Lease Funding, L.P., Series 2018-1, Class A1, 0.649%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	2,723	2,723,481
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	4,376	4,238,537
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	4,240	4,112,720
Security	Principal Amount (000's omitted)	Value
InSite Issuer, LLC, Series 2016-1A, Class A, 2.883%, 11/15/46(1)	$2,745	$ 2,839,008
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	5,841	6,015,205
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	939	752,000
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	448	221,342
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	6,806	6,889,258
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	4,555	4,595,506
Series 2020-1A, Class B, 2.38%, 3/15/30(1)	3,250	3,295,456
Series 2020-2A, Class A, 1.02%, 9/16/30(1)	1,161	1,163,639
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	9,160	9,264,988
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	6,716	6,652,957
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,073	4,225,508
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,384	1,450,597
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	6,711	6,674,891
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	5,128	5,103,010
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	1,177	1,205,978
OneMain Financial Issuance Trust:
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	3,205	3,210,082
Series 2017-1A, Class A2, 0.954%, (1 mo. USD LIBOR + 0.80%), 9/14/32(1)(2)	1,043	1,043,362
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	6,834	6,887,081
Oportun Funding VIII, LLC, Series 2018-A, Class B, 4.45%, 3/8/24(1)	9,436	9,436,000
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,321	7,337,317
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	6,965	6,970,241
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	246	247,230
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	139	139,825
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,144	3,223,138
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	16,819	18,030,328
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	2,453	2,446,595
Series 2020-A, Class A, 2.62%, 12/15/26(1)	2,558	2,545,747
SoFi Consumer Loan Program, LLC, Series 2017-6, Class B, 3.52%, 11/25/26(1)	4,350	4,467,907
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	2,949	3,009,536
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	19,738	19,921,272

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28(1)	$2,933	$ 2,937,523
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	33,568	36,034,399
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,831,267
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	2,870	2,900,942
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	893	898,252
Series 2018-B, Class B, 4.12%, 10/20/21(1)	1,000	1,016,161
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	1,687	1,702,276
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	10,740	10,976,267
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,260	2,317,380
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	1,660	1,670,360
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	1,078	1,085,961
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	2,949	2,972,650
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class A, 4.212% to 4/15/24, 5/17/32(1)(3)	7,433	7,212,402
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,742	6,023,620
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	10,152,671
VB-S1 Issuer, LLC, Series 2020-1A, Class C2, 3.031%, 6/15/50(1)	1,600	1,681,214
Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 2/20/25	5,821	5,845,463
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	7,320	7,559,130
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	734	549,812
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,453	785,976
Total Asset-Backed Securities (identified cost $382,319,605)		$385,233,853

Collateralized Mortgage Obligations — 7.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.,Series 2020-1A, Class M1A, 2.798%, (1 mo. USD LIBOR + 2.65%), 6/25/30(1)(2)	$2,907	$ 2,923,721
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,594	4,660,847
Series 2018-DNA1, Class M2, 1.948%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	7,998	7,929,176
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	5,348	5,335,331
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-DNA2, Class M2, 2.598%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	$6,256	$ 6,242,213
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	8,358	8,314,564
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	6,858	6,848,897
Series 2019-HQA1, Class M2, 2.498%, (1 mo. USD LIBOR +2.35%), 2/25/49(1)(2)	7,239	7,231,381
Series 2020-DNA1, Class M1, 0.848%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	858	860,007
Series 2020-DNA2, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	3,413	3,423,075
Series 2020-DNA4, Class M1, 1.648%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	3,058	3,074,284
Series 2020-DNA4, Class M2, 3.898%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	3,255	3,292,100
Series 2020-DNA5, Class M1, 1.377%, (SOFR + 1.30%), 10/25/50(1)(2)	4,125	4,145,853
Series 2020-DNA5, Class M2, 2.877%, (SOFR + 2.80%), 10/25/50(1)(2)	1,450	1,469,058
Series 2020-DNA6, Class M2, 2.077%, (SOFR + 2.00%), 12/25/50(1)(2)	3,810	3,815,572
Series 2020-HQA1, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	493	494,221
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	6,082	5,939,630
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	15,183	14,939,731
Series 2014-C04, Class 1M2, 5.048%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	7,320	7,523,465
Series 2017-C06, Class 1M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,042	1,049,090
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	5,453	5,460,080
Series 2019-R02, Class 1M2, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	3,137	3,134,568
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	704	703,937
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.003%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	751	751,490
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.203%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	4,248	4,260,501
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	4,550	4,570,388
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	5,310	5,383,290
Total Collateralized Mortgage Obligations (identified cost $125,541,359)		$123,776,470

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 5.5%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$10,820	$ 9,235,530
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	6,285	5,139,928
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.079%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	4,570	4,588,730
Series 2019-XL, Class B, 1.239%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	6,911	6,926,777
Series 2020-BXLP, Class B, 1.159%, (1 mo. USD LIBOR + 1.00%), 12/15/36(1)(2)	4,996	5,007,111
Federal National Mortgage Association, Series 2018-M4, Class A2, 3.045%, 3/25/28(4)	10,820	12,350,831
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.848%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	289	282,208
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	1,975	1,856,325
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,545	3,477,533
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	1,445,857
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	1,920	387,682
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class B, 1.009%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)	3,600	3,600,661
Series 2017-CLS, Class C, 1.159%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)(2)	5,555	5,561,233
Series 2019-BPR, Class A, 1.559%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	17,880	17,258,060
Motel 6 Trust:
Series 2017-MTL6, Class C, 1.559%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	12,241	12,203,529
Series 2017-MTL6, Class D, 2.309%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	1,769	1,755,390
RETL Trust, Series 2019-RVP, Class B, 1.709%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	67	66,061
WFLD 2014-MONT Mortgage Trust, Series 2014-MONT, Class A, 3.755%, 8/10/31(1)(4)	7,000	7,147,753
Total Commercial Mortgage-Backed Securities (identified cost $105,948,841)		$98,291,199

Convertible Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Western Digital Corp., 1.50%, 2/1/24	$3,500	$ 3,496,310
Total Convertible Bonds (identified cost $3,374,156)		$ 3,496,310

Corporate Bonds — 56.8%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.8%
LYB International Finance III, LLC, 1.238%, (3 mo. USD LIBOR + 1.00%), 10/1/23(2)	$13,480	$ 13,504,843
		$ 13,504,843
Communications — 2.2%
AT&T, Inc.:
2.25%, 2/1/32	$8,300	$ 8,431,039
2.30%, 6/1/27	4,598	4,906,532
2.75%, 6/1/31	6,307	6,743,773
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,000	1,062,525
Crown Castle Towers, LLC, 3.222%, 5/15/42(1)	2,765	2,795,195
Sprint Corp., 7.25%, 9/15/21	4,985	5,193,124
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	562	568,668
T-Mobile USA, Inc.:
2.05%, 2/15/28(1)	3,100	3,228,371
2.55%, 2/15/31(1)	5,000	5,256,600
		$38,185,827
Consumer, Cyclical — 7.4%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	$499	$379,345
5.25%, 1/15/24	2,586	2,203,946
American Honda Finance Corp., 0.875%, 7/7/23	6,148	6,224,747
Azul Investments, LLP, 5.875%, 10/26/24(1)	2,850	2,670,478
Delta Air Lines, Inc.:
3.625%, 3/15/22	3,300	3,395,912
7.375%, 1/15/26	8,105	9,264,267
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	8,526	9,116,039
4.75%, 10/20/28(1)	4,309	4,706,821
Ford Motor Credit Co., LLC:
1.044%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	2,200	2,190,633

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co., LLC: (continued)
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	$4,509	$ 4,455,771
1.296%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	9,356	9,125,480
2.979%, 8/3/22	11,297	11,499,781
3.087%, 1/9/23	2,516	2,564,609
3.336%, 3/18/21	4,500	4,516,875
3.36%, (3 mo. USD LIBOR + 3.14%), 1/7/22(2)	8,000	8,055,849
4.14%, 2/15/23	1,530	1,579,725
5.875%, 8/2/21	811	831,072
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	6,625	6,376,562
3.625%, 6/1/24	13,160	12,546,744
3.875%, 1/15/22	1,927	1,922,182
Nordstrom, Inc.:
4.00%, 10/15/21	6,934	7,015,252
4.00%, 3/15/27	3,500	3,476,514
Penske Automotive Group, Inc., 3.50%, 9/1/25	643	654,253
Tesla, Inc., 5.30%, 8/15/25(1)	5,884	6,141,425
Toyota Motor Credit Corp., 1.15%, 8/13/27	10,700	10,748,929
		$131,663,211
Consumer, Non-cyclical — 5.5%
Ashtead Capital, Inc., 4.00%, 5/1/28(1)	$7,045	$7,500,389
Becton Dickinson and Co., 2.894%, 6/6/22	10,769	11,133,134
Block Financial, LLC, 3.875%, 8/15/30	5,743	6,205,684
Centene Corp.:
4.25%, 12/15/27	14,382	15,278,214
5.375%, 6/1/26(1)	2,000	2,111,920
CVS Health Corp., 1.30%, 8/21/27	12,499	12,559,410
CVS Pass-Through Trust, 6.036%, 12/10/28	1,187	1,379,445
Kraft Heinz Foods Co.:
3.875%, 5/15/27(1)	11,500	12,401,876
3.875%, 5/15/27(5)	11,500	12,392,113
4.625%, 10/1/39(1)	2,000	2,237,417
4.625%, 10/1/39(5)	2,000	2,119,340
Merck & Co., Inc., 0.75%, 2/24/26	3,300	3,338,903
Royalty Pharma PLC:
1.20%, 9/2/25(1)	3,350	3,404,283
1.75%, 9/2/27(1)	4,000	4,119,158
Smithfield Foods, Inc., 3.00%, 10/15/30(1)	634	672,009
		$96,853,295
Energy — 1.4%
NuStar Logistics, L.P.:
4.75%, 2/1/22	$3,500	$3,561,250
Security	Principal Amount (000's omitted)	Value
Energy (continued)
NuStar Logistics, L.P.: (continued)
5.75%, 10/1/25	$4,828	$ 5,149,062
6.75%, 2/1/21	5,978	6,014,615
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	10,500	10,874,063
		$ 25,598,990
Financial — 31.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 2/1/22	$5,640	$ 5,801,006
4.125%, 7/3/23	6,055	6,487,567
4.50%, 9/15/23	5,591	6,065,253
4.625%, 10/15/27(6)	3,019	3,421,291
6.50%, 7/15/25	2,768	3,310,986
Affiliated Managers Group, Inc., 3.30%, 6/15/30	5,443	5,917,003
Air Lease Corp.:
2.875%, 1/15/26	6,323	6,695,272
3.875%, 4/1/21	3,690	3,708,643
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	4,949	5,007,769
Ameriprise Financial, Inc., 3.00%, 4/2/25	4,382	4,777,150
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	6,350	6,702,777
Banco Santander S.A., 2.746%, 5/28/25	3,000	3,205,262
Bank of America Corp.:
0.807%, (SOFR + 0.73%), 10/24/24(2)	6,200	6,253,099
0.981% to 9/25/24, 9/25/25(7)	3,787	3,830,037
1.197% to 10/24/25, 10/24/26(7)	12,997	13,173,232
1.319% to 6/19/25, 6/19/26(7)	24,600	25,141,244
2.456% to 10/22/24, 10/22/25(7)	8,640	9,213,906
3.499% to 5/17/21, 5/17/22(7)	8,033	8,128,424
Bank of Nova Scotia (The), 2.375%, 1/18/23	12,241	12,753,642
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	6,660	6,734,925
BNP Paribas S.A., 1.904% to 9/30/27, 9/30/28(1)(7)	8,425	8,613,024
Capital One Financial Corp.:
0.934%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	22,500	22,614,656
2.60%, 5/11/23	3,595	3,770,550
3.75%, 7/28/26	7,082	8,033,029
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(7)	17,150	17,269,599
1.678% to 5/15/23, 5/15/24(7)	13,582	13,998,224
2.312% to 11/4/21, 11/4/22(7)	4,985	5,065,686
2.666% to 1/29/30, 1/29/31(7)	7,200	7,729,358
2.876% to 7/24/22, 7/24/23(7)	14,000	14,545,833
3.106% to 4/8/25, 4/8/26(7)	4,557	4,984,846
4.00% to 12/10/25(7)(8)	5,060	5,205,475

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Danske Bank A/S:
1.171% to 12/8/22, 12/8/23(1)(7)	$8,500	$ 8,542,004
1.226%, 6/22/24(1)	5,573	5,654,228
1.621% to 9/11/25, 9/11/26(1)(7)	4,647	4,672,217
Digital Realty Trust, L.P., 2.75%, 2/1/23	5,000	5,223,833
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	8,750	9,308,381
Discover Financial Services, 3.85%, 11/21/22	11,324	12,050,588
Empower Finance 2020, L.P., 1.357%, 9/17/27(1)	2,405	2,424,271
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(7)	5,484	5,697,459
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	5,375	5,600,643
6.00%, 4/15/25(1)	3,344	3,582,260
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,394	4,608,208
5.00%, 7/15/28(1)	1,460	1,552,900
JPMorgan Chase & Co., 2.956% to 5/13/30, 5/13/31(7)	8,939	9,811,353
Lloyds Banking Group PLC:
1.326% to 6/15/22, 6/15/23(7)	4,620	4,672,115
2.438% to 2/5/25, 2/5/26(7)	4,905	5,183,993
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	3,984	4,367,870
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/23, 9/15/24(7)	4,685	4,714,252
Mizuho Financial Group, Inc., 0.849% to 9/8/23, 9/8/24(7)	5,074	5,104,847
Morgan Stanley:
0.777%, (SOFR + 0.70%), 1/20/23(2)	26,917	27,025,141
1.615%, (3 mo. USD LIBOR + 1.40%), 10/24/23(2)	12,000	12,231,087
4.875%, 11/1/22	8,375	9,027,957
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(7)	8,148	8,176,048
Newmark Group, Inc., 6.125%, 11/15/23	6,263	6,815,768
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	19,660	20,901,329
Radian Group, Inc.:
4.875%, 3/15/27	4,214	4,638,350
6.625%, 3/15/25	5,610	6,363,844
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(7)	11,400	11,582,292
Societe Generale S.A., 1.488% to 12/14/25, 12/14/26(1)(7)	13,600	13,724,322
Standard Chartered PLC:
1.319% to 10/14/22, 10/14/23(1)(7)	7,275	7,357,571
1.43%, (3 mo. USD LIBOR + 1.20%), 9/10/22(1)(2)	8,300	8,335,549
State Street Corp., 2.901% to 3/30/25, 3/30/26(7)	3,000	3,269,295
Synchrony Financial:
4.25%, 8/15/24	3,198	3,534,661
4.50%, 7/23/25	4,781	5,381,819
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(7)	16,130	16,339,953
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Synovus Bank/Columbus, GA: (continued)
4.00% to 10/29/25, 10/29/30(7)	$2,946	$ 3,120,326
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,759,735
Truist Financial Corp., 1.125%, 8/3/27	8,238	8,298,649
UBS Group AG, 1.364% to 1/30/26, 1/30/27(1)(7)	2,100	2,124,569
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	8,024	8,195,240
VEREIT Operating Partnership, L.P., 2.20%, 6/15/28	2,493	2,551,406
		$ 555,685,101
Industrial — 2.7%
Cemex SAB de CV, 7.375%, 6/5/27(1)	$1,624	$1,850,142
Flowserve Corp., 3.50%, 10/1/30	2,073	2,213,400
Jabil, Inc.:
3.00%, 1/15/31	8,870	9,450,792
4.70%, 9/15/22	7,583	8,081,163
nVent Finance S.a.r.l., 3.95%, 4/15/23	7,836	8,256,241
Otis Worldwide Corp., 0.688%, (3 mo. USD LIBOR + 0.45%), 4/5/23(2)	3,500	3,500,960
Penske Truck Leasing Co., L.P./PTL Finance Corp., 3.375%, 2/1/22(1)	2,500	2,566,570
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	3,160	3,193,551
3.00%, 7/15/22(1)	2,625	2,695,558
3.55%, 4/15/24(1)	3,800	4,040,123
Trimble, Inc., 4.75%, 12/1/24	1,179	1,348,485
		$47,196,985
Technology — 3.4%
Apple, Inc., 0.55%, 8/20/25	$8,300	$8,342,804
DXC Technology Co.:
4.00%, 4/15/23	3,629	3,862,518
4.125%, 4/15/25	9,000	9,954,870
4.45%, 9/18/22	6,126	6,449,634
Hewlett Packard Enterprise Co.:
0.90%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	5,663	5,668,140
0.958%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	10,342	10,343,540
Seagate HDD Cayman:
3.375%, 7/15/31(1)	5,000	5,036,425
4.091%, 6/1/29(1)	710	762,039
4.875%, 3/1/24	5,500	5,986,227
Western Digital Corp., 4.75%, 2/15/26	4,199	4,645,144
		$61,051,341
Utilities — 2.1%
AES Corp. (The), 2.45%, 1/15/31(1)	$4,889	$4,956,380

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Avangrid, Inc., 3.15%, 12/1/24	$6,692	$ 7,300,983
Consolidated Edison, Inc., 0.65%, 12/1/23	7,150	7,165,673
Enel Finance International NV, 2.65%, 9/10/24(1)	10,529	11,223,588
Florida Power & Light Co., 0.602%, (3 mo. USD LIBOR + 0.38%), 7/28/23(2)	5,000	5,001,065
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	779	834,504
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	514	543,005
		$ 37,025,198
Total Corporate Bonds (identified cost $977,455,757)		$1,006,764,791

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$4,000	$ 3,855,920
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,855,920

Preferred Stocks — 0.3%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Series C, 7.00% to 10/15/22(7)	49,700	$ 1,266,853
		$ 1,266,853
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	186,400	$ 4,699,144
		$ 4,699,144
Total Preferred Stocks (identified cost $5,912,705)		$ 5,965,997

Senior Floating-Rate Loans — 2.6%(11)

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$3,479	$ 3,416,270
		$ 3,416,270
Security	Principal Amount (000's omitted)	Value
Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$5,189	$ 5,190,943
		$ 5,190,943
Electronics/Electrical — 0.7%
Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$1,574	$ 1,572,308
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,555	3,565,625
MA FinanceCo., LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	276	272,558
Seattle Spinco, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,863	1,840,654
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	862	827,194
SS&C European Holdings S.a.r.l., Term Loan, 4/16/25(12)	469	464,724
SS&C Technologies, Inc., Term Loan, 4/16/25(12)	606	600,592
Ultimate Software Group, Inc. (The), Term Loan, 5/4/26(12)	3,440	3,443,440
		$12,587,095
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,778	$1,764,840
		$1,764,840
Health Care — 0.3%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(13)	$4,438	$4,423,015
		$4,423,015
Insurance — 0.5%
Asurion, LLC:
Term Loan, 12/23/26(12)	$3,520	$3,491,400
Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	3,704	3,693,108
USI, Inc., Term Loan, 5/16/24(12)	1,561	1,541,292
		$8,725,800
Leisure Goods/Activities/Movies — 0.0%(14)
Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$745	$737,710
		$737,710
Lodging and Casinos — 0.0%(14)
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$444	$439,131
		$439,131

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$3,614	$ 3,576,984
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	776	765,325
Ziggo Financing Partnership, Term Loan, 4/30/28(12)	4,445	4,414,440
		$ 8,756,749
Total Senior Floating-Rate Loans (identified cost $46,194,123)		$ 46,041,553

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$5,000	$ 5,159,222
Total Sovereign Government Bonds (identified cost $5,158,883)		$ 5,159,222

Tax-Exempt Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.3%
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.864%, 11/1/21	$3,740	$ 3,788,770
1.949%, 11/1/22	675	695,385
1.982%, 11/1/23	700	732,291
2.082%, 11/1/24	500	531,280
Total Tax-Exempt Municipal Obligations (identified cost $5,615,000)		$ 5,747,726

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 2,073,620
2.02%, 6/1/24	2,500	2,619,025
2.211%, 6/1/25	4,450	4,719,492
		$ 9,412,137
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,437,796
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,515,600
		$ 3,953,396
Total Taxable Municipal Obligations (identified cost $12,800,000)		$ 13,365,533

U.S. Government Agency Mortgage-Backed Securities — 3.1%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.00%, TBA(15)	$9,000	$ 9,357,146
30-Year, 2.50%, TBA(15)	26,000	27,420,849
30-Year, 3.00%, TBA(15)	16,540	17,331,451
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $53,872,014)		$ 54,109,446

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/21(16)	$3,845	$ 3,858,511
0.125%, 4/15/25(16)	3,528	3,796,582
Total U.S. Treasury Obligations (identified cost $7,627,713)		$ 7,655,093

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.0%
Other — 3.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(17)	67,693,196	$ 67,699,965
Total Other (identified cost $67,699,965)		$ 67,699,965
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(18)	3,488,490	$ 3,488,490
Total Securities Lending Collateral (identified cost $3,488,490)		$ 3,488,490
Total Short-Term Investments (identified cost $71,188,455)		$ 71,188,455
Total Investments — 103.2% (identified cost $1,807,008,611)		$1,830,651,568
Other Assets, Less Liabilities — (3.2)%		$ (56,926,731)
Net Assets — 100.0%		$1,773,724,837

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $766,097,427 or 43.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2020.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.
(5)	When-issued security.
(6)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $3,386,160 and the total market value of the collateral received by the Fund was $3,488,490, comprised of cash.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $3,855,920, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(13)	The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(14)	Amount is less than 0.05%.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(17)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(18)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	270	Long	3/31/21	$34,064,297	$45,942
U.S. Ultra 10-Year Treasury Note	(972)	Short	3/22/21	(151,981,312)	360,778
					$406,720
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission. There are certain potential points of affiliation between the Fund and CIC. Calvert Research and Management (CRM) has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
At December 31, 2020, the value of the Fund’s investment in the Notes and affiliated funds was $71,555,885, which represents 4.2% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ —	$ 4,000,000	$ —	$ —	$(144,080)	$ 3,855,920	$ 2,667	$ 4,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	18,183,677	376,954,831	(327,438,543)	(27)	27	67,699,965	17,600	67,693,196
Totals				$(27)	$(144,053)	$71,555,885	$20,267

(1)	Restricted security.

Calvert
Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$385,233,853	$—	$385,233,853
Collateralized Mortgage Obligations	—	123,776,470	—	123,776,470
Commercial Mortgage-Backed Securities	—	98,291,199	—	98,291,199
Convertible Bonds	—	3,496,310	—	3,496,310
Corporate Bonds	—	1,006,764,791	—	1,006,764,791
High Social Impact Investments	—	3,855,920	—	3,855,920
Preferred Stocks	5,965,997	—	—	5,965,997
Senior Floating-Rate Loans	—	46,041,553	—	46,041,553
Sovereign Government Bonds	—	5,159,222	—	5,159,222
Tax-Exempt Municipal Obligations	—	5,747,726	—	5,747,726
Taxable Municipal Obligations	—	13,365,533	—	13,365,533
U.S. Government Agency Mortgage-Backed Securities	—	54,109,446	—	54,109,446
U.S. Treasury Obligations	—	7,655,093	—	7,655,093
Short-Term Investments:
Other	—	67,699,965	—	67,699,965
Securities Lending Collateral	3,488,490	—	—	3,488,490
Total Investments	$9,454,487	$1,821,197,081	$ —	$1,830,651,568
Futures Contracts	$406,720	$ —	$ —	$406,720
Total	$9,861,207	$1,821,197,081	$ —	$1,831,058,288
Equity Securities — Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.